Income tax - Summary of reconciliation of changes in deferred tax liability asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Beginning balance	R$ 279,401	R$ 140,400	R$ 219,668
Foreign exchange variations	6,373	(3,461)	(9,259)
Charges to statement of income	196,498	139,411	(76,455)
Tax relating to components of other comprehensive income	14,423	3,051	6,446
Ending balance	R$ 496,694	R$ 279,401	R$ 140,400